Pension and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities)	Financial Information 2022 2021 Plan Plan Obligation Assets Net Obligation Assets Net Balance – beginning of year (1,996) 1,731 (265) (2,066) 1,706 (360) Components of defined benefit expense recognized in earnings Current service cost for benefits earned during the year (27) ‐ (27) (36) ‐ (36) Interest (expense) income (60) 52 (8) (57) 48 (9) Past service cost, including curtailment gains and settlements 24 (39) (15) (2) ‐ (2) Foreign exchange rate changes and other 28 (21) 7 (7) (1) (8) Subtotal of components of defined benefit (recovery) expense recognized in earnings (35) (8) (43) (102) 47 (55) Remeasurements of the net defined benefit liability recognized in OCI during the year Actuarial gain arising from: Changes in financial assumptions 423 ‐ 423 83 ‐ 83 Changes in demographic assumptions 21 ‐ 21 9 ‐ 9 (Loss) gain on plan assets (excluding amounts included in net interest) ‐ (337) (337) ‐ 33 33 Subtotal of remeasurements 2 444 (337) 107 92 33 125 Cash flows Contributions by plan participants (6) 6 ‐ (6) 6 ‐ Employer contributions ‐ 24 24 ‐ 25 25 Benefits paid 86 (86) ‐ 86 (86) ‐ Subtotal of cash flows 80 (56) 24 80 (55) 25 Balance – end of year 1 (1,507) 1,330 (177) (1,996) 1,731 (265) Balance is composed of: Non-current assets Other assets (Note 16) 157 170 Current liabilities Payables and accrued charges (Note 20) (15) (16) Non-current liabilities Pension and other post-retirement benefit liabilities (319) (419) 1 Obligations arising from funded and unfunded pension plans are $ 1,255 and $ 252 (2021 – $ 1,659 and $ 337 ), respectively. Other post-retirement benefit plans have no plan assets and are unfunded. 2 Certain immaterial figures have been reclassified in 2021.
Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category	Plan Assets As at December 31, the fair value of plan assets of our defined benefit pension plans, by asset category, were as follows: 2022 2021 Quoted Prices Quoted Prices in Active in Active Markets for Markets for Identical Assets Other 1 Total Identical Assets Other 1 Total Cash and cash equivalents 93 4 97 11 7 18 Equity securities and equity funds US 8 107 115 22 257 279 International ‐ 14 14 ‐ 28 28 Debt securities 2 ‐ 841 841 ‐ 1,020 1,020 Other ‐ 263 263 ‐ 386 386 Total pension plan assets 101 1,229 1,330 33 1,698 1,731 1 Approximately 100 percent (2021 – 100 percent) of the Other plan assets are held in funds whose fair values are estimated using their net asset value per share. For the majority of these funds, the redemption frequency is immediate. The Plan Committee manages the asset allocation based upon our current liquidity and income needs. 2 Debt securities included US securities of 77 percent (2021 – 71 percent) and International securities of 22 percent (2021 – 28 percent) and Mortgage Backed Securities of 1 percent (2021 – 1 percent). We use letters of credit or surety bonds to secure certain Canadian unfunded defined benefit plan liabilities as at December 31, 2022. We expect to contribute approximately $ 128 to all pension and post-retirement plans in 2023. Total contributions recognized as expense under all defined contribution plans for 2022 was $ 128 (2021 – $ 111 ).
Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense	We used the following significant assumptions to determine the benefit obligations and expense for our significant plans as at and for the year ended December 31. These assumptions are determined by management and are reviewed annually by our independent actuaries. Pension Other 2022 2021 2022 2021 Assumptions used to determine the benefit obligations 1 : Discount rate (%) 5.01 3.09 4.86 2.97 Rate of increase in compensation levels (%) 4.29 4.27 n/a n/a Medical cost trend rate – assumed (%) 2 n/a n/a 4.50 – 7.00 4.50 – 6.50 Medical cost trend rate – year reaches ultimate trend rate n/a n/a 2033 2030 Mortality assumptions (years) 3 Life expectancy at 65 for a male member currently at age 65 20.6 20.7 20.5 20.6 Life expectancy at 65 for a female member currently at age 65 22.9 22.9 23.2 23.2 Average duration of the defined benefit obligations (years) 4 12.7 15.3 12.8 14.9 1 The current year’s expense is determined using the assumptions that existed at the end of the previous year. 2 We assumed a graded medical cost trend rate starting at 7.00 percent in 2022, moving to 4.50 percent by 2033 (2021– starting at 6.50 percent, moving to 4.50 percent by 2030). 3 Based on actuarial advice in accordance with the latest available published tables, adjusted where appropriate to reflect future longevity improvements for each country. 4 Weighted average length of the underlying cash flows.
Summary of Significant Assumptions, Change in Discount Rates has Greatest Potential Impact	Of the most significant assumptions, a change in discount rates has the greatest potential impact on our pension and other post-retirement benefit plans, with sensitivity to change as follows: 2022 2021 Expense in Expense in Benefit Earnings Before Benefit Earnings Before Change in Assumption Obligations Income Taxes Obligations Income Taxes As reported 1,507 43 1,996 55 Discount rate 1.0 percentage point decrease 210 20 330 20 1.0 percentage point increase(170) (20) (260) (20)